FAIR VALUE MEASUREMENT - Level 3 Fair Value Measurements Inputs (Details) - CONCORD ACQUISITION CORP III - Level 3 - Private Placement Warrants	Dec. 31, 2023 $ / shares Y	Dec. 31, 2022 $ / shares Y
Common stock price
FAIR VALUE MEASUREMENT
Fair value measurement input	10.56	10.19
Risk-free interest rate
FAIR VALUE MEASUREMENT
Fair value measurement input	0.0381	0.0395
Expected term in years
FAIR VALUE MEASUREMENT
Fair value measurement input | Y	5.25	5.36
Expected volatility
FAIR VALUE MEASUREMENT
Fair value measurement input	0.0000	0.0000
Exercise price
FAIR VALUE MEASUREMENT
Fair value measurement input	11.50	11.50
Warrant fair value
FAIR VALUE MEASUREMENT
Fair value measurement input	0.10	0.07